Provision (Benefit) for Income Taxes Deferred Tax Table (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax liabilities:
Property, plant, and equipment	$ 0	$ 4
Investments	5,300	5,272
Other	29	15
Total deferred income tax liabilities	5,329	5,291
Deferred income tax assets:
Accrued liabilities	145	150
Minimum tax credits	139	139
Foreign tax credit	140	193
Federal loss carryovers	651	485
State losses and credits	313	296
Other	37	42
Total deferred income tax assets	1,425	1,305
Less valuation allowance	334	190
Net deferred income tax assets	1,091	1,115
Overall net deferred income tax liabilities	$ 4,238	$ 4,176